111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

November 1, 2019
VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XVI (the “Trust”) (File Nos. 2-36431 and 811-2032) on behalf of MFS® Prudent Investor Fund (the "Fund")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 70 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on October 25, 2019.

Please call the undersigned at (617) 954-5655 or DJ Leal at (617) 954-4873 with any questions you may have.

Very truly yours,

WILLIAM B. WILSON
William B. Wilson
Assistant Vice President & Associate Counsel

WBW/ccs